Intangible assets (Details 1) (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Intangible assets are composed as follows
Intangible assets		R$ 589,553		R$ 305,614		R$ 158,868
Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets		485,939	[1]	250,353	[1]	125,825
Software licenses
Intangible assets are composed as follows
Intangible assets		44,755		13,154		7,467
Goodwill
Intangible assets are composed as follows
Intangible assets		54,858	[2]	40,574	[2]	23,686
Other
Intangible assets are composed as follows
Intangible assets		4,001		1,533		1,890
Cost
Intangible assets are composed as follows
Intangible assets		905,661		522,064		276,667
Cost | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets		787,970	[1]	462,282	[1]	241,490
Cost | Software licenses
Intangible assets are composed as follows
Intangible assets		58,247		17,227		9,510
Cost | Goodwill
Intangible assets are composed as follows
Intangible assets		54,858	[2]	40,574	[2]	23,686
Cost | Other
Intangible assets are composed as follows
Intangible assets		4,586		1,981		1,981
Accumulated amortization
Intangible assets are composed as follows
Intangible assets		(316,108)		(216,450)		(117,799)
Accumulated amortization | Expenditures related to software and technology
Intangible assets are composed as follows
Intangible assets		(302,031)	[1]	(211,929)	[1]	(115,665)
Accumulated amortization | Software licenses
Intangible assets are composed as follows
Intangible assets		(13,492)		(4,073)		(2,043)
Accumulated amortization | Goodwill
Intangible assets are composed as follows
Intangible assets	[2]	0
Accumulated amortization | Other
Intangible assets are composed as follows
Intangible assets		R$ (585)		R$ (448)		R$ (91)

[1]	PagSeguro Group capitalizes the expenses incurred with the development of platforms, which are amortized over their estimated useful lives.
[2]	As of December 31, 2018, the balances comprise the goodwill arising from the acquisition of the companies R2TECH, BIVA and TILIX. As of December 31, 2019, the balances include the goodwill arising from the acquisitions of BancoSeguro and YAMÍ (Note 10).